Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	$ 1,594	$ 2,622	$ 970
OCI before reclassifications	(498)	(1,693)	2,788
Deferred income tax benefit (expense)	160	619	(896)
AOCI before reclassifications, net of income tax	1,256	1,548	2,862
Amounts reclassified from AOCI	(13)	72	(9)
Deferred income tax benefit (expense)	5	(26)	3
Amounts reclassified from AOCI, net of income tax	(8)	46	(6)
Balance end of period	1,248	1,594	2,622
Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	1,379	2,445	906
OCI before reclassifications	(565)	(1,759)	2,601
Deferred income tax benefit (expense)	185	643	(815)
AOCI before reclassifications, net of income tax	999	1,329	2,692
Amounts reclassified from AOCI	30	78	(11)
Deferred income tax benefit (expense)	(10)	(28)	4
Amounts reclassified from AOCI, net of income tax	20	50	(7)
Balance end of period	1,019	1,379	2,445
Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	241	183	24
OCI before reclassifications	70	95	243
Deferred income tax benefit (expense)	(25)	(33)	(85)
AOCI before reclassifications, net of income tax	286	245	182
Amounts reclassified from AOCI	(43)	(6)	2
Deferred income tax benefit (expense)	15	2	(1)
Amounts reclassified from AOCI, net of income tax	(28)	(4)	1
Balance end of period	258	241	183
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(26)	(6)	40
OCI before reclassifications	(3)	(29)	(56)
Deferred income tax benefit (expense)	0	9	4
AOCI before reclassifications, net of income tax	(29)	(26)	(12)
Amounts reclassified from AOCI	0	0	0
Deferred income tax benefit (expense)	0	0	0
Amounts reclassified from AOCI, net of income tax	0	0	0
Balance end of period	$ (29)	$ (26)	(6)
MetLife Assurance Limited
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			(314)
Deferred income tax benefit (expense)			80
Amounts reclassified from AOCI, net of income tax			(234)
MetLife Assurance Limited | Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			(320)
Deferred income tax benefit (expense)			80
Amounts reclassified from AOCI, net of income tax			(240)
MetLife Assurance Limited | Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			0
Deferred income tax benefit (expense)			0
Amounts reclassified from AOCI, net of income tax			0
MetLife Assurance Limited | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			6
Deferred income tax benefit (expense)			0
Amounts reclassified from AOCI, net of income tax			$ 6